Trade and Other Receivables - Summary of Trade and Other Receivables Due Within 1 Year (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 1,594	€ 205
Unbilled receivables	710
VAT receivable	582	782
Prepaid general expenses	427	382
Prepaid pension costs	838	463
Prepaid share issuance costs		230
Interest bank	170	32
Other receivables	92	154
Total	€ 4,413	€ 2,248